Document and Entity Information Document and Entity Information	Apr. 10, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Apr. 10, 2020
Entity Registrant Name	KAMAN CORPORATION
Entity Incorporation, State or Country Code	CT
Entity File Number	001-35419
Entity Tax Identification Number	06-0613548
Entity Address, Address Line One	1332 Blue Hills Avenue,
Entity Address, City or Town	Bloomfield,
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06002
City Area Code	(860)
Local Phone Number	243-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($1 par value per share)
Trading Symbol	KAMN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000054381
Amendment Flag	false